Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue by product line:
Advertising	$21,678,480	$9,409,031	$46,300,974	$28,788,631
Digital subscriptions	7,698,359	8,469,943	22,472,951	20,096,640
Magazine circulation	25,973,853	12,874,574	53,325,894	34,041,272
Other	4,222,816	1,336,445	5,835,682	2,667,243
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786
Revenue by geographical market:
United States	$57,762,726	$29,964,150	$123,697,063	$81,295,916
Other	1,810,782	2,125,843	4,238,438	4,297,870
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786
Revenue by timing of recognition:
At point in time	$51,875,149	$23,620,050	$105,462,550	$65,497,146
Over time	7,698,359	8,469,943	22,472,951	20,096,640
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2020	2019
Revenue by product line:
Advertising	$44,359,822	$35,918,370
Digital subscriptions	28,495,676	6,855,038
Magazine circulation	50,580,213	9,046,473
Other	4,596,686	1,523,429
Total	$128,032,397	$53,343,310
Revenue by geographical market:
United States	$122,570,712	$52,611,255
Other	5,461,685	732,055
Total	$128,032,397	$53,343,310
Revenue by timing of recognition:
At point in time	$99,536,721	$47,557,652
Over time	28,495,676	5,785,658
Total	$128,032,397	$53,343,310

Schedule of Contract with Customer, Asset and Liability

The following table provides information about contract balances:

	As of
	September 30, 2021	December 31, 2020
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$15,708,139	$14,870,712
Magazine circulation	49,244,783	46,586,345
Advertising and other	6,352,733	168,619
	$71,305,655	$61,625,676
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$1,593,724	$593,136
Magazine circulation	17,444,012	22,712,961
Other	170,000	192,500
	$19,207,736	$23,498,597

The following table provides information about contract balances:

	As of December 31,
	2020	2019
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$15,039,331	$8,634,939
Magazine circulation	46,586,345	23,528,148
	$61,625,676	$32,163,087
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$593,136	$478,557
Magazine circulation	22,712,961	30,478,154
Other	192,500	222,500
	$23,498,597	$31,179,211